Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 155,157,331	$ 133,919,803
Receivables:
Notes receivable from participants	3,801,250	3,524,720
Total receivables	3,801,250	3,524,720
Net increase after transfer out	158,958,581	137,444,523
Money market fund
Investments, at fair value:
Total investments	1,667,814	1,916,826
Mutual funds
Investments, at fair value:
Total investments	142,541,848	120,806,330
Tredegar Corporation common stock
Investments, at fair value:
Total investments	4,125,772	4,915,044
Self-directed brokerage account
Investments, at fair value:
Total investments	4,901,114	4,105,258
Common collective trust
Investments, at fair value:
Total investments	$ 1,920,783	$ 2,176,345